Additional Information-Condensed Financial Statements of Weibo Corporation - Balance Sheets - (Parenthetical) (Details) - $ / shares shares in Thousands	Dec. 31, 2017	Dec. 31, 2016
Balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	222,706	218,076
Ordinary shares, shares outstanding	222,706	218,076
Class A ordinary shares
Balance sheets
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	120,927
Ordinary shares, shares outstanding	120,927
Class B ordinary shares
Balance sheets
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	101,779
Ordinary shares, shares outstanding	101,779
Ordinary shares to be designated
Balance sheets
Ordinary shares, shares authorized	400,000	400,000
Weibo Corporation
Balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	222,706	218,076
Ordinary shares, shares outstanding	222,706	218,076
Weibo Corporation | Class A ordinary shares
Balance sheets
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	120,927
Ordinary shares, shares outstanding	120,927
Weibo Corporation | Class B ordinary shares
Balance sheets
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	101,779
Ordinary shares, shares outstanding	101,779
Weibo Corporation | Ordinary shares to be designated
Balance sheets
Ordinary shares, shares authorized	400,000	400,000